INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Investments, All Other Investments [Abstract]
Investments reconstruction costs
	Year ended
	Dec 31 2011	Dec 31, 2010
Beginning balance	$ 489,000	$163,000
Additions	359,000	326,000
Retirements, deletions	-	-
Depreciation	-	-
Ending Balance	$ 848,000	$ 489,000